FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2015
FOREIGN EXCHANGE
Schedule of foreign exchange (gain)/loss

($ thousands)	2015	2014	2013

Realized:
Foreign exchange (gain)/loss	$(8,705)	$11,165	$17,596
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	160,791	68,202	19,747
Cross currency interest rate swap (gain)/loss	–	(16,128)	(19,920)
Foreign exchange swap (gain)/loss	21,847	(6,149)	(8,110)

Foreign exchange (gain)/loss	$173,933	$57,090	$9,313